SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Selected Quarterly Financial Information (unaudited) [Abstract]
Revenues	$ 2,660.7		$ 2,735.5		$ 2,792.0		$ 2,802.5		$ 2,972.7		$ 2,947.6		$ 2,690.7		$ 2,361.5		$ 10,990.7		$ 10,972.5		$ 9,545.0
Cost of revenues	(2,564.1)		(2,559.0)		(2,641.6)		(2,651.3)		(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(10,416.0)		(10,294.5)		(8,988.8)
Acquisition-related expenses											0.8	[1]	(11.3)	[1]	(5.6)	[1]			(16.1)		(1.0)
Restructuring costs																					(5.5)
Goodwill impairment																					(351.3)
Operating income (loss)	113.5		179.3		145.4		152.6		171.4		203.6		149.5		161.4		590.8		685.9		251.1
Other income (expenses)	(3.5)	[2]	1.6	[2]	(3.3)	[2]	(2.5)	[2]	(3.6)	[2]	10.8	[2]	(9.2)	[2]	2.5	[2]	(7.7)		0.5
Income tax benefit (expense)	(44.3)	[3]	(42.3)	[3]	(38.9)	[3]	(42.2)	[3]	(34.7)		(66.1)		(40.5)		(48.6)		(167.7)		(189.9)		(143.4)
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4		127.8		79.1		105.5		329.3		425.8		85.6
Noncontrolling interests in income of consolidated subsidiaries	(26.2)		(26.6)		(14.4)		(14.9)		(42.8)		(21.1)		(25.5)		(25.8)		(82.1)		(115.2)		(128.5)
Net income (loss) attributable to URS	19.2		88.8		67.3		71.9		70.6		106.7		53.6		79.7		247.2		310.6		(42.9)
Earnings (loss) per share:
Basic	$ 0.26		$ 1.21		$ 0.91		$ 0.97		$ 0.95		$ 1.43		$ 0.72		$ 1.08		$ 3.35		$ 4.18		$ (0.56)
Diluted	$ 0.26		$ 1.20		$ 0.91		$ 0.96		$ 0.95		$ 1.43		$ 0.72		$ 1.07		$ 3.31		$ 4.17		$ (0.56)
Weighted-average shares of common stock outstanding:
Basic	73.6	[4]	73.6		73.8		74.4		74.5		74.5	[4]	74.2		74.0		73.9	[4],[5]	74.3	[5]	77.3	[5]
Diluted	74.2		73.9		74.0		74.9		74.6		74.6		74.6		74.3		74.7		74.5		77.3
Selected Quarterly Financial Information (Textuals) [Abstract]
Goodwill impairment																					351.3
Goodwill impairment loss net of tax																					309.4
Effective income tax rate %																	33.70%		30.80%		62.60%
Consolidated Statements of Operations Data [Abstract]
Income (loss) before income taxes																	497.0		615.7		229.0
Operating income (loss)	113.5		179.3		145.4		152.6		171.4		203.6		149.5		161.4		590.8		685.9		251.1
Income tax benefit (expense)	(44.3)	[3]	(42.3)	[3]	(38.9)	[3]	(42.2)	[3]	(34.7)		(66.1)		(40.5)		(48.6)		(167.7)		(189.9)		(143.4)
Net income (loss) including noncontrolling interests	45.4		115.4		81.7		86.8		113.4		127.8		79.1		105.5		329.3		425.8		85.6
Noncontrolling interests in income of consolidated subsidiaries	(26.2)		(26.6)		(14.4)		(14.9)		(42.8)		(21.1)		(25.5)		(25.8)		(82.1)		(115.2)		(128.5)
Net income (loss) attributable to URS	19.2		88.8		67.3		71.9		70.6		106.7		53.6		79.7		247.2		310.6		(42.9)
Effective Income Tax Rate Reconciliation of Other Reconciling Items [Abstract]
Effect of tax on the sale of Canadian properties	6.4
Effect of tax on dividends received from a joint venture	3.6
Effect on net income of other reconciling items	$ 10.0
Decrease in diluted EPS attributable to other reconciling items	$ 0.15

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[2]	During fiscal 2013, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements. During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Indebtedness.” During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.
[3]	During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.
[4]	Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards. No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011, due to a goodwill impairment charge that resulted in a net loss for the year.
[5]	Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards.